Earnings per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2014	2013	2012

Net income / (loss)	$(10,268)	$(21,205)	$54,639
Less dividends on series B preferred shares	$(5,080)	$-	$-
Net income / (loss) attributed to common stockholders	(15,348)	(21,205)	54,639

Weighted average number of common shares, basic and diluted	81,292,290	81,328,390	81,083,485

Earnings / (loss) per share, basic and diluted	$(0.19)	$(0.26)	$0.67